Commitments and Contingencies (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended			150 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2009
Preferred Dividends
Dividend rate (as a percent)	6.00%				6.00%
Period for which preferred dividends in arrears		9 months	9 months	1 year
Dividend paid per share (in dollars per share)		$ 0.15
Accrued and unpaid dividends in arrears on preferred stock		$ 1.6
Accrued and unpaid dividends in arrears on preferred stock per share (in dollars per share)		$ 1.30